Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 23,779	$ 25,188
Less: netting by counterparty	(2,553)	(2,625)
Net amounts presented on the balance sheet	21,226	22,563
Related amounts not set off in the balance sheet
Master netting arrangements	(5,624)	(3,436)
Cash collateral (received) pledged	(362)	(1,245)
Net asset amount	15,240	17,882
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	17,832	17,867
Less: netting by counterparty	(9,445)	(7,789)
Net amounts presented on the balance sheet	8,387	10,078
Related amounts not set off in the balance sheet
Master netting arrangements	(1,532)	(1,141)
Cash collateral (received) pledged	(206)	(633)
Net asset amount	6,649	8,304
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(25,432)	(18,277)
Less: netting by counterparty	2,553	2,625
Net amounts presented on the balance sheet	(22,879)	(15,652)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	5,624	3,436
Cash collateral (received) pledged	294	263
Net amount	(16,961)	(11,953)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(20,289)	(16,284)
Less: netting by counterparty	9,445	7,789
Net amounts presented on the balance sheet	(10,844)	(8,495)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	1,532	1,141
Cash collateral (received) pledged	12	44
Net amount	$ (9,300)	$ (7,310)